Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Aug. 31, 2020	May 31, 2020
2021	$ 264,253
2022	333,992	$ 260,224
2023	264,659	259,807
2024	173,148	259,224
2025	53,785	173,962
Thereafter	268,923	267,557
Total	1,358,760	1,275,374
Non-Competes [Member]
2021	153,468
2022	204,624	204,624
2023	204,624	204,624
2024	119,363	204,624
2025		119,362
Thereafter
Total	682,079	733,234
Customer Contracts [Member]
2021	53,785
2022	53,785	54,600
2023	53,785	54,600
2024	53,785	54,600
2025	53,785	54,600
Thereafter	268,923	267,557
Total	537,848	540,557
Restrictive Covenant [Member]
2021	43,125
2022	57,500
2023	4,792
2024
2025
Thereafter
Total	105,417
Customer Database [Member]
2021	13,125
2022	17,500
2023	1,458
2024
2025
Thereafter
Total	32,083
Internet Domain [Member]
2021	750
2022	583	1,000
2023		583
2024
2025
Thereafter
Total	$ 1,333	$ 1,583